PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) as of October 31, 2024
Description	Shares	Value
Long-Term Investments 102.0%
Common Stocks 99.3%
Aerospace & Defense 1.3%
BWX Technologies, Inc.	370	$45,047
Curtiss-Wright Corp.	155	53,469
Hexcel Corp.	330	19,368
Woodward, Inc.	240	39,382
		157,266
Air Freight & Logistics 0.3%
GXO Logistics, Inc.*	485	29,008
Automobile Components 0.8%
Autoliv, Inc. (Sweden)	285	26,471
Gentex Corp.	935	28,340
Goodyear Tire & Rubber Co. (The)*	1,155	9,252
Lear Corp.	220	21,067
Visteon Corp.*	110	9,927
		95,057
Automobiles 0.3%
Harley-Davidson, Inc.	480	15,336
Thor Industries, Inc.	205	21,336
		36,672
Banks 6.1%
Associated Banc-Corp.	605	14,363
Bank OZK	435	19,031
Cadence Bank	740	24,738
Columbia Banking System, Inc.	840	23,948
Commerce Bancshares, Inc.	475	29,688
Cullen/Frost Bankers, Inc.	260	33,111
East West Bancorp, Inc.	563	54,887
First Financial Bankshares, Inc.	520	18,793
First Horizon Corp.	2,180	37,779
Flagstar Financial, Inc.	1,211	12,255
FNB Corp.	1,501	21,765
Glacier Bancorp, Inc.	470	24,511
Hancock Whitney Corp.	355	18,488
Home BancShares, Inc.	760	20,740
International Bancshares Corp.	220	13,477
Old National Bancorp	1,275	24,557

PGIM Quant Solutions Mid-Cap Index Fund

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Pinnacle Financial Partners, Inc.	320	$33,744
Prosperity Bancshares, Inc.	385	28,182
SouthState Corp.	300	29,259
Synovus Financial Corp.	595	29,673
Texas Capital Bancshares, Inc.*	185	14,236
UMB Financial Corp.	180	19,751
United Bankshares, Inc.	570	21,478
Valley National Bancorp	1,800	17,046
Webster Financial Corp.	695	36,001
Western Alliance Bancorp	440	36,612
Wintrust Financial Corp.	261	30,247
Zions Bancorp NA	600	31,236
		719,596
Beverages 0.5%
Boston Beer Co., Inc. (The) (Class A Stock)*	30	8,732
Celsius Holdings, Inc.*	640	19,251
Coca-Cola Consolidated, Inc.	24	26,983
		54,966
Biotechnology 2.8%
Arrowhead Pharmaceuticals, Inc.*	525	10,096
BioMarin Pharmaceutical, Inc.*	760	50,076
Cytokinetics, Inc.*	485	24,735
Exelixis, Inc.*	1,160	38,512
Halozyme Therapeutics, Inc.*	515	26,044
Neurocrine Biosciences, Inc.*	405	48,709
Roivant Sciences Ltd.*	1,775	20,501
Sarepta Therapeutics, Inc.*	380	47,880
United Therapeutics Corp.*	180	67,315
		333,868
Broadline Retail 0.4%
Macy’s, Inc.	1,105	16,951
Nordstrom, Inc.	380	8,592
Ollie’s Bargain Outlet Holdings, Inc.*	245	22,498
		48,041

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Building Products 3.6%
AAON, Inc.	275	$31,410
Advanced Drainage Systems, Inc.	285	42,716
Carlisle Cos., Inc.	185	78,113
Fortune Brands Innovations, Inc.	505	42,082
Lennox International, Inc.	130	78,334
Owens Corning	349	61,700
Simpson Manufacturing Co., Inc.	165	29,665
Trex Co., Inc.*	440	31,174
UFP Industries, Inc.	245	29,973
		425,167
Capital Markets 3.6%
Affiliated Managers Group, Inc.	120	23,268
Carlyle Group, Inc. (The)	855	42,776
Evercore, Inc. (Class A Stock)	145	38,305
Federated Hermes, Inc.	310	12,440
Hamilton Lane, Inc. (Class A Stock)	165	29,641
Houlihan Lokey, Inc.	225	38,873
Interactive Brokers Group, Inc. (Class A Stock)	430	65,609
Janus Henderson Group PLC	510	21,068
Jefferies Financial Group, Inc.	661	42,291
Morningstar, Inc.	110	36,085
SEI Investments Co.	400	29,904
Stifel Financial Corp.	413	42,795
		423,055
Chemicals 2.2%
Arcadium Lithium PLC (Argentina)*	4,342	23,403
Ashland, Inc.	195	16,491
Avient Corp.	370	17,246
Axalta Coating Systems Ltd.*	885	33,559
Cabot Corp.	220	23,722
Chemours Co. (The)	580	10,533
NewMarket Corp.	29	15,224
Olin Corp.	490	20,105
RPM International, Inc.	520	66,097
Scotts Miracle-Gro Co. (The)	170	14,787
Westlake Corp.	135	17,812
		258,979

PGIM Quant Solutions Mid-Cap Index Fund

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies 1.9%
Brink’s Co. (The)	170	$17,474
Clean Harbors, Inc.*	198	45,790
MSA Safety, Inc.	160	26,552
RB Global, Inc. (Canada)	735	62,284
Stericycle, Inc.*	385	23,666
Tetra Tech, Inc.	1,075	52,546
		228,312
Communications Equipment 0.5%
Ciena Corp.*	585	37,153
Lumentum Holdings, Inc.*	280	17,884
		55,037
Construction & Engineering 2.5%
AECOM	544	58,099
Comfort Systems USA, Inc.	145	56,701
EMCOR Group, Inc.	188	83,861
Fluor Corp.*	690	36,073
MasTec, Inc.*	240	29,494
Valmont Industries, Inc.	80	24,934
		289,162
Construction Materials 0.5%
Eagle Materials, Inc.	142	40,535
Knife River Corp.*	240	23,357
		63,892
Consumer Finance 0.6%
Ally Financial, Inc.	1,110	38,905
FirstCash Holdings, Inc.	155	16,038
SLM Corp.	885	19,497
		74,440
Consumer Staples Distribution & Retail 2.3%
BJ’s Wholesale Club Holdings, Inc.*	540	45,754
Casey’s General Stores, Inc.	150	59,103
Performance Food Group Co.*	630	51,188

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Consumer Staples Distribution & Retail (cont’d.)
Sprouts Farmers Market, Inc.*	405	$52,014
US Foods Holding Corp.*	995	61,342
		269,401
Containers & Packaging 1.7%
AptarGroup, Inc.	260	43,657
Berry Global Group, Inc.	465	32,759
Crown Holdings, Inc.	480	44,904
Graphic Packaging Holding Co.	1,220	34,477
Greif, Inc. (Class A Stock)	110	6,868
Silgan Holdings, Inc.	335	17,333
Sonoco Products Co.	405	21,271
		201,269
Diversified Consumer Services 1.3%
Duolingo, Inc.*	150	43,946
Graham Holdings Co. (Class B Stock)	14	11,806
Grand Canyon Education, Inc.*	115	15,768
H&R Block, Inc.	565	33,747
Service Corp. International	590	48,173
		153,440
Diversified REITs 0.4%
WP Carey, Inc.	890	49,591
Diversified Telecommunication Services 0.4%
Frontier Communications Parent, Inc.*	890	31,799
Iridium Communications, Inc.	490	14,372
		46,171
Electric Utilities 0.9%
ALLETE, Inc.	235	15,019
IDACORP, Inc.	210	21,731
OGE Energy Corp.	815	32,592
Portland General Electric Co.	430	20,382
TXNM Energy, Inc.	375	16,327
		106,051

PGIM Quant Solutions Mid-Cap Index Fund

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment 1.6%
Acuity Brands, Inc.	124	$37,285
EnerSys	160	15,498
NEXTracker, Inc. (Class A Stock)*	580	23,095
nVent Electric PLC	675	50,335
Regal Rexnord Corp.	270	44,966
Sensata Technologies Holding PLC	615	21,119
		192,298
Electronic Equipment, Instruments & Components 2.7%
Arrow Electronics, Inc.*	205	24,327
Avnet, Inc.	355	19,244
Belden, Inc.	165	18,788
Cognex Corp.	690	27,759
Coherent Corp.*	620	57,313
Crane NXT Co.	200	10,854
Fabrinet (Thailand)*	145	34,941
IPG Photonics Corp.*	110	8,906
Littelfuse, Inc.	95	23,240
Novanta, Inc.*	155	26,387
TD SYNNEX Corp.	311	35,874
Vishay Intertechnology, Inc.	490	8,310
Vontier Corp.	625	23,175
		319,118
Energy Equipment & Services 0.7%
ChampionX Corp.	800	22,576
NOV, Inc.	1,645	25,514
Valaris Ltd.*	260	13,156
Weatherford International PLC	290	22,910
		84,156
Entertainment 0.4%
TKO Group Holdings, Inc.*	270	31,528
Warner Music Group Corp. (Class A Stock)	570	18,217
		49,745
Financial Services 1.7%
Equitable Holdings, Inc.	1,300	58,942
Essent Group Ltd.	430	25,804

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Financial Services (cont’d.)
Euronet Worldwide, Inc.*	175	$17,232
MGIC Investment Corp.	1,055	26,417
Voya Financial, Inc.	400	32,120
Western Union Co. (The)	1,415	15,226
WEX, Inc.*	165	28,479
		204,220
Food Products 1.0%
Darling Ingredients, Inc.*	645	25,226
Flowers Foods, Inc.	805	17,895
Ingredion, Inc.	262	34,783
Lancaster Colony Corp.	75	13,020
Pilgrim’s Pride Corp.*	160	7,751
Post Holdings, Inc.*	190	20,750
		119,425
Gas Utilities 0.9%
National Fuel Gas Co.	370	22,396
New Jersey Resources Corp.	395	18,127
ONE Gas, Inc.	230	16,392
Southwest Gas Holdings, Inc.	240	17,580
Spire, Inc.	240	15,326
UGI Corp.	872	20,850
		110,671
Ground Transportation 1.7%
Avis Budget Group, Inc.	70	5,810
Knight-Swift Transportation Holdings, Inc.	650	33,852
Landstar System, Inc.	140	24,608
Ryder System, Inc.	185	27,062
Saia, Inc.*	107	52,281
XPO, Inc.*	470	61,349
		204,962
Health Care Equipment & Supplies 1.7%
DENTSPLY SIRONA, Inc.	855	19,810
Enovis Corp.*	225	9,286
Envista Holdings Corp.*	670	14,050
Globus Medical, Inc. (Class A Stock)*	460	33,828

PGIM Quant Solutions Mid-Cap Index Fund

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Haemonetics Corp.*	210	$14,944
Lantheus Holdings, Inc.*	275	30,206
LivaNova PLC*	210	10,840
Masimo Corp.*	170	24,482
Neogen Corp.*	790	11,281
Penumbra, Inc.*	160	36,619
		205,346
Health Care Providers & Services 2.2%
Acadia Healthcare Co., Inc.*	375	16,009
Amedisys, Inc.*	135	12,771
Chemed Corp.	63	34,035
Encompass Health Corp.	405	40,281
Ensign Group, Inc. (The)	220	34,098
HealthEquity, Inc.*	350	29,837
Option Care Health, Inc.*	720	16,589
R1 RCM, Inc.*	635	9,055
Tenet Healthcare Corp.*	390	60,458
		253,133
Health Care REITs 0.8%
Healthcare Realty Trust, Inc.	1,470	25,254
Omega Healthcare Investors, Inc.	1,055	44,806
Sabra Health Care REIT, Inc.	935	18,139
		88,199
Health Care Technology 0.2%
Doximity, Inc. (Class A Stock)*	500	20,870
Hotel & Resort REITs 0.1%
Park Hotels & Resorts, Inc.	810	11,251
Hotels, Restaurants & Leisure 3.3%
Aramark	1,070	40,478
Boyd Gaming Corp.	275	19,055
Choice Hotels International, Inc.	95	13,253
Churchill Downs, Inc.	295	41,329
Hilton Grand Vacations, Inc.*	280	10,326
Hyatt Hotels Corp. (Class A Stock)	180	26,181

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Light & Wonder, Inc.*	360	$33,761
Marriott Vacations Worldwide Corp.	125	9,629
Planet Fitness, Inc. (Class A Stock)*	340	26,697
Texas Roadhouse, Inc.	270	51,602
Travel + Leisure Co.	280	13,387
Vail Resorts, Inc.	150	24,854
Wendy’s Co. (The)	650	12,422
Wingstop, Inc.	115	33,084
Wyndham Hotels & Resorts, Inc.	320	28,262
		384,320
Household Durables 1.8%
KB Home	285	22,372
Taylor Morrison Home Corp.*	420	28,770
Tempur Sealy International, Inc.	700	33,537
Toll Brothers, Inc.	416	60,919
TopBuild Corp.*	120	42,406
Whirlpool Corp.	220	22,772
		210,776
Independent Power & Renewable Electricity Producers 0.2%
Ormat Technologies, Inc.	220	17,384
Industrial REITs 1.1%
EastGroup Properties, Inc.	190	32,543
First Industrial Realty Trust, Inc.	535	28,082
Rexford Industrial Realty, Inc.	895	38,387
STAG Industrial, Inc.	735	27,401
		126,413
Insurance 4.5%
American Financial Group, Inc.	290	37,390
Brighthouse Financial, Inc.*	250	11,825
CNO Financial Group, Inc.	420	14,448
Fidelity National Financial, Inc.	1,055	63,479
First American Financial Corp.	425	27,264
Hanover Insurance Group, Inc. (The)	140	20,766
Kemper Corp.	240	14,945
Kinsale Capital Group, Inc.	88	37,674

PGIM Quant Solutions Mid-Cap Index Fund

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Old Republic International Corp.	965	$33,707
Primerica, Inc.	135	37,369
Reinsurance Group of America, Inc.	263	55,514
RenaissanceRe Holdings Ltd. (Bermuda)	210	55,104
RLI Corp.	170	26,515
Ryan Specialty Holdings, Inc.	410	27,007
Selective Insurance Group, Inc.	250	22,705
Unum Group	695	44,605
		530,317
Interactive Media & Services 0.1%
ZoomInfo Technologies, Inc.*	1,160	12,818
IT Services 0.3%
ASGN, Inc.*	175	16,118
Kyndryl Holdings, Inc.*	950	21,745
		37,863
Leisure Products 0.7%
Brunswick Corp.	270	21,530
Mattel, Inc.*	1,370	27,921
Polaris, Inc.	205	14,331
YETI Holdings, Inc.*	355	12,500
		76,282
Life Sciences Tools & Services 2.4%
Avantor, Inc.*	2,765	61,853
Azenta, Inc.*	195	8,013
Bio-Rad Laboratories, Inc. (Class A Stock)*	75	26,864
Bruker Corp.	450	25,475
Illumina, Inc.*	645	92,970
Medpace Holdings, Inc.*	100	31,422
Repligen Corp.*	210	28,197
Sotera Health Co.*	620	9,715
		284,509
Machinery 4.5%
AGCO Corp.	261	26,058

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Chart Industries, Inc.*(a)	165	$19,919
CNH Industrial NV	3,570	40,091
Crane Co.	200	31,456
Donaldson Co., Inc.	487	35,629
Esab Corp.	220	27,069
Flowserve Corp.	540	28,426
Graco, Inc.	685	55,793
ITT, Inc.	334	46,800
Lincoln Electric Holdings, Inc.	240	46,214
Middleby Corp. (The)*	215	27,885
Oshkosh Corp.	260	26,582
RBC Bearings, Inc.*	115	32,240
Terex Corp.	270	13,962
Timken Co. (The)	260	21,580
Toro Co. (The)	420	33,802
Watts Water Technologies, Inc. (Class A Stock)	115	21,918
		535,424
Marine Transportation 0.2%
Kirby Corp.*	235	26,969
Media 0.5%
New York Times Co. (The) (Class A Stock)	660	36,854
Nexstar Media Group, Inc.	125	21,990
		58,844
Metals & Mining 2.0%
Alcoa Corp.	1,050	42,094
Cleveland-Cliffs, Inc.*	1,925	24,987
Commercial Metals Co.	465	25,017
Reliance, Inc.	224	64,140
Royal Gold, Inc.	260	37,976
United States Steel Corp.	900	34,965
		229,179
Mortgage Real Estate Investment Trusts (REITs) 0.6%
Annaly Capital Management, Inc.	2,060	39,161
Starwood Property Trust, Inc.	1,285	25,366
		64,527

PGIM Quant Solutions Mid-Cap Index Fund

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities 0.3%
Black Hills Corp.	290	$17,165
Northwestern Energy Group, Inc.	250	13,365
		30,530
Office REITs 0.7%
COPT Defense Properties	460	14,812
Cousins Properties, Inc.	615	18,837
Kilroy Realty Corp.	425	17,094
Vornado Realty Trust	675	27,952
		78,695
Oil, Gas & Consumable Fuels 4.4%
Antero Midstream Corp.	1,380	19,831
Antero Resources Corp.*	1,175	30,409
Chord Energy Corp.	240	30,024
Civitas Resources, Inc.	365	17,808
CNX Resources Corp.*	635	21,609
DT Midstream, Inc.	390	35,158
Expand Energy Corp.	831	70,402
HF Sinclair Corp.	660	25,483
Matador Resources Co.	470	24,492
Murphy Oil Corp.	570	17,944
Ovintiv, Inc.	1,070	41,944
PBF Energy, Inc. (Class A Stock)	400	11,408
Permian Resources Corp.	2,580	35,165
Range Resources Corp.	985	29,580
Texas Pacific Land Corp.	75	87,450
Viper Energy, Inc.	410	21,279
		519,986
Paper & Forest Products 0.2%
Louisiana-Pacific Corp.	255	25,220
Passenger Airlines 0.3%
American Airlines Group, Inc.*	2,670	35,778
Personal Care Products 0.6%
BellRing Brands, Inc.*	530	34,890

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Personal Care Products (cont’d.)
Coty, Inc. (Class A Stock)*	1,480	$11,011
elf Beauty, Inc.*	230	24,208
		70,109
Pharmaceuticals 0.4%
Jazz Pharmaceuticals PLC*	250	27,508
Perrigo Co. PLC	545	13,968
		41,476
Professional Services 2.7%
CACI International, Inc. (Class A Stock)*	90	49,730
Concentrix Corp.	183	7,779
ExlService Holdings, Inc.*	665	27,711
Exponent, Inc.	195	18,404
FTI Consulting, Inc.*	145	28,287
Genpact Ltd.	665	25,383
Insperity, Inc.	135	10,634
KBR, Inc.	540	36,185
ManpowerGroup, Inc.	190	11,942
Maximus, Inc.	235	20,313
Parsons Corp.*	190	20,550
Paylocity Holding Corp.*	175	32,300
Science Applications International Corp.	200	28,858
		318,076
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.*	189	51,211
Residential REITs 1.0%
American Homes 4 Rent (Class A Stock)	1,280	45,107
Equity LifeStyle Properties, Inc.	755	52,941
Independence Realty Trust, Inc.	935	18,345
		116,393
Retail REITs 1.0%
Agree Realty Corp.	405	30,071
Brixmor Property Group, Inc.	1,215	32,744

PGIM Quant Solutions Mid-Cap Index Fund

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Retail REITs (cont’d.)
Kite Realty Group Trust	915	$23,488
NNN REIT, Inc.	740	32,146
		118,449
Semiconductors & Semiconductor Equipment 2.2%
Allegro MicroSystems, Inc. (Japan)*	630	13,129
Amkor Technology, Inc.	460	11,707
Cirrus Logic, Inc.*	220	24,160
Lattice Semiconductor Corp.*	570	28,876
MACOM Technology Solutions Holdings, Inc.*	235	26,414
MKS Instruments, Inc.	265	26,323
Onto Innovation, Inc.*	200	39,666
Power Integrations, Inc.	230	13,899
Rambus, Inc.*	430	20,563
Silicon Laboratories, Inc.*	120	12,463
Synaptics, Inc.*	160	10,987
Universal Display Corp.	170	30,655
		258,842
Software 3.1%
Altair Engineering, Inc. (Class A Stock)*	230	23,918
Appfolio, Inc. (Class A Stock)*	90	18,708
Aspen Technology, Inc.*	100	23,473
Blackbaud, Inc.*	155	11,704
CommVault Systems, Inc.*	170	26,552
DocuSign, Inc.*	825	57,239
Dolby Laboratories, Inc. (Class A Stock)	240	17,496
Dropbox, Inc. (Class A Stock)*	985	25,462
Dynatrace, Inc.*	1,210	65,098
Manhattan Associates, Inc.*	244	64,260
Qualys, Inc.*	160	19,079
Teradata Corp.*	375	12,086
		365,075
Specialized REITs 1.7%
CubeSmart	915	43,774
EPR Properties	295	13,384
Gaming & Leisure Properties, Inc.	1,105	55,460
Lamar Advertising Co. (Class A Stock)	366	48,312

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Specialized REITs (cont’d.)
National Storage Affiliates Trust	270	$11,380
PotlatchDeltic Corp.	310	12,887
Rayonier, Inc.	550	17,176
		202,373
Specialty Retail 4.0%
Abercrombie & Fitch Co. (Class A Stock)*	200	26,358
AutoNation, Inc.*	110	17,102
Burlington Stores, Inc.*	255	63,181
Dick’s Sporting Goods, Inc.	235	46,001
Five Below, Inc.*	220	20,854
Floor & Decor Holdings, Inc. (Class A Stock)*	430	44,311
GameStop Corp. (Class A Stock)*	1,575	34,933
Gap, Inc. (The)	895	18,589
Lithia Motors, Inc.	105	34,899
Murphy USA, Inc.	78	38,099
Penske Automotive Group, Inc.	75	11,293
RH*	55	17,493
Valvoline, Inc.*	520	20,946
Williams-Sonoma, Inc.	530	71,089
		465,148
Technology Hardware, Storage & Peripherals 0.5%
Pure Storage, Inc. (Class A Stock)*	1,245	62,312
Textiles, Apparel & Luxury Goods 1.0%
Capri Holdings Ltd.*	490	9,673
Carter’s, Inc.	150	8,205
Columbia Sportswear Co.	125	10,059
Crocs, Inc.*	250	26,955
PVH Corp.	230	22,646
Skechers USA, Inc. (Class A Stock)*	530	32,574
Under Armour, Inc. (Class A Stock)*	670	5,728
Under Armour, Inc. (Class C Stock)*	525	4,147
		119,987
Trading Companies & Distributors 1.7%
Applied Industrial Technologies, Inc.	155	35,896
Core & Main, Inc. (Class A Stock)*	785	34,760

PGIM Quant Solutions Mid-Cap Index Fund

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors (cont’d.)
GATX Corp.	140	$19,286
MSC Industrial Direct Co., Inc. (Class A Stock)	180	14,233
Watsco, Inc.	141	66,694
WESCO International, Inc.	180	34,555
		205,424
Water Utilities 0.3%
Essential Utilities, Inc.	1,020	39,372

Total Common Stocks (cost $9,655,068)		11,701,916
Unaffiliated Exchange-Traded Fund 2.7%
iShares Core S&P Mid-Cap ETF (cost $284,995)	5,170	320,023

Total Long-Term Investments (cost $9,940,063)		12,021,939

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Institutional Money Market Fund (7-day effective yield 5.096%) (cost $12,606; includes $12,522 of cash collateral for securities on loan)(b)(wb)	12,612	12,605

TOTAL INVESTMENTS 102.1% (cost $9,952,669)		12,034,544
Liabilities in excess of other assets (2.1)%		(244,009)

Net Assets 100.0%		$11,790,535

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,072; cash collateral of $12,522 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

PGIM Quant Solutions Mid-Cap Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Quant Solutions Mid-Cap Index Fund